Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - USD ($) $ in Thousands	Mar. 27, 2021	Mar. 28, 2020
Deferred tax assets:
Loss and tax credit carry forwards	$ 14,801	$ 14,987
Difference between book and tax basis of property and equipment	4,757	3,674
Operating lease right-of-use asset	3,997	3,820
Other reserves not currently deductible	1,187	136
Other	(177)	(142)
Net deferred tax asset before valuation allowance	24,565	22,475
Valuation allowance	(24,565)	(22,475)
Net deferred tax asset	$ 0	$ 0